UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, Nebraska  68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

            80 Arkay Drive., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

2/28

Date of reporting period:  11/30/12

Item 1.  Reports to Stockholders.

Crow Point Hedged Global Equity Income Fund

Class A Shares (Symbol: CGHAX)

Semi-Annual Report

November 30, 2012

www.crowpointpartners.com

Investor Information: 1-855-754-7940

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Crow Point Hedged Global Equity Income Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Crow Point Hedged Global Equity Income Fund
Portfolio Review (Unaudited)
November 30, 2012

The Portfolio's performance figures* for the period ended November 30, 2012, as compared to its benchmark:

		Three Months	Since Inception**
Crow Point Hedged Global Equity Income Fund - Class A		0.10%	1.00%
S&P 500***		1.27%	12.08%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.25% for Class A Shares per the June 1, 2012, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-754-7940.

** Inception date is June 1, 2012

*** The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

	Holdings by Asset Class	% of Net Assets
	Common Stock	73.5%
	Preferred Stock	13.4%
	Purchased Put Options	4.8%
	Short Term Investments	6.2%
	Cash & Cash Equivalents	2.1%
		100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Crow Point Hedged Global Equity Income Fund
Portfolio of Investments (Unaudited)
November 30, 2012
Shares		Value
	COMMON STOCK - 73.5%
	AEROSPACE/DEFENSE - 3.1%
700	Lockheed Martin Corp. * >	$ 65,310
1,100	Raytheon Co.	62,843
		128,153
	AGRICULTURE - 5.4%
1,400	Altria Group, Inc. *	47,334
500	British American Tobacco PLC * >	52,715
700	Philip Morris International, Inc.	62,916
1,400	Reynolds American, Inc.	61,208
		224,173
	BANKS - 2.8%
1,500	Australia & New Zealand Banking Group Ltd.	38,108
1,500	National Australia Bank Ltd.	38,014
1,500	Westpac Banking Corp.	39,891
		116,013
	COMMERCIAL SERVICES - 3.8%
3,700	Convergys Corp. * >	57,757
200	Mastercard, Inc. - Cl. A * >	97,736
		155,493
	DIVERSIFIED FINANCIAL SERVICES - 3.3%
2,500	SeaCube Container Leasing Ltd.	45,925
600	Visa, Inc. - Cl. A * >	89,826
		135,751
	ELECTRIC - 9.8%
800	Duke Energy Corp.	51,056
2,800	GDF Suez *	62,993
12,500	Iberdrola SA	62,113
1,400	Red Electrica Corp. SA	64,887
3,000	SSE PLC	68,507
25,000	Terna Rete Elettrica Nazionale SpA *	95,023
		404,579
	GAS - 5.7%
10,000	Centrica PLC	52,225
4,000	Gas Natural SDG SA	62,100
6,000	National Grid PLC *	67,786
12,000	Snam SpA *	53,073
		235,184
	INSURANCE - 0.3%
1,000	Gjensidige Forsikring ASA	14,096

	INVESTMENT COMPANIES - 0.8%
2,300	THL Credit, Inc.	33,350

	IRON/STEEL - 0.9%
1,300	Cliffs Natural Resources, Inc.	37,375

	MEDIA - 1.6%
1,800	Comcast Corp. *	66,924

	MISCELLANEOUS MANUFACTURING - 1.2%
2,400	General Electric Co.	50,712

	OIL & GAS - 3.9%
2,500	Eni SpA *	59,121
2,700	Seadrill Ltd.	104,031
		163,152
See accompanying notes to financial statements.
Crow Point Hedged Global Equity Income Fund
Portfolio of Investments (Unaudited) (Continued)
November 30, 2012
Shares		Value
	OIL & GAS SERVICES - 0.5%
2,400	ProSafe SE	$ 20,222

	PHARMACEUTICALS - 2.2%
1,200	AstraZeneca PLC	57,048
800	GlaxoSmithKline PLC	34,408
		91,456
	REITS - 6.9%
3,500	Annaly Capital Management, Inc.	51,520
1,500	Ashford Hospitality Trust, Inc.	13,575
6,000	British Land Co. PLC	52,883
2,400	Hatteras Financial Corp.	63,984
2,300	Invesco Mortgage Capital, Inc.	48,691
2,400	Omega Healthcare Investors, Inc. * >	55,008
		285,661
	SAVINGS & LOANS - 1.4%
4,400	New York Community Bancorp, Inc.	57,244

	SEMICONDUCTORS - 2.4%
2,300	Intel Corp.	45,011
1,800	Microchip Technology, Inc.	54,756
		99,767
	TELECOMMUNICATIONS - 11.9%
1,500	BCE, Inc.	63,450
2,000	CenturyLink, Inc.	77,680
2,000	Consolidated Communications Holdings, Inc.	30,080
5,500	Deutsche Telekom AG	60,598
1,000	Elisa OYJ *	21,242
5,500	France Telecom SA	58,230
4,000	Telefonica SA	52,120
7,000	Telstra Corp. Ltd.	31,464
2,300	Vodafone Group PLC * >	59,328
4,800	Windstream Corp.	40,224
		494,416
	TRANSPORTATION - 2.2%
2,300	Golar LNG Ltd. * >	89,884

	WATER - 3.4%
4,100	Suez Environment Co. *	44,693
5,000	United Utilities Group PLC	54,605
3,800	Veolia Environnement SA *	41,324
		140,622

	TOTAL COMMON STOCK (Cost - $3,050,117)	3,044,227

	PREFERRED STOCK - 13.4%
	BANKS - 3.7%
700	Bank of America Corp., 6.375%	17,430
2,000	First Republic Bank, 5.625%	49,700
700	First Republic Bank, 6.200%	18,340
1,000	Goldman Sachs Group, Inc., 5.950%	24,740
700	PNC Financial Services Group, Inc., 6.125%	19,082
1,000	Regions Financial Corp., 6.375%	24,770
		154,062
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
700	Charles Schwab Corp., 6.000%	18,214
1,000	Discover Financial Services, 6.500%	25,180
1,400	Morgan Stanley Capital Trust III, 6.250%	34,916
		78,310
See accompanying notes to financial statements.
Crow Point Hedged Global Equity Income Fund
Portfolio of Investments (Unaudited) (Continued)
November 30, 2012
Shares		Value
	ELECTRIC - 1.0%
1,000	NextEra Energy Capital Holdings, Inc., 5.125%	$ 25,090
700	SCE Trust I, 5.625%	18,130
		43,220
	HAND/MACHINE TOOLS - 0.6%
1,000	Stanley Black & Decker, Inc., 5.750%	26,170

	INSURANCE - 1.0%
700	Argo Group U.S., Inc., 6.500%	17,486
1,000	Prudential Financial, Inc., 5.750%	25,170
		42,656
	INVESTMENT COMPANIES - 0.4%
700	Triangle Capital Corp., 6.375%	17,673

	REITS - 2.9%
1,000	Annaly Capital Management, Inc., 7.500%	24,940
1,000	CBL & Associates Properties, Inc., 6.625% * >	25,050
700	DDR Corp., 6.500%	17,360
1,000	EPR Properties, 6.625%	24,940
1,000	Urstadt Biddle Properties, Inc., 7.125%	25,849
		118,139
	TELECOMMUNICATIONS - 1.9%
700	Qwest Corp., 7.000%	18,585
2,200	Qwest Corp., 7.000%	58,498
		77,083

	TOTAL PREFERRED STOCK (Cost - $551,302)	557,313
Contracts
	PURCHASED PUT OPTIONS - 4.8% **
15	Altria Group Inc. ^
	Expiration June 2013, Exercise Price $33.00	2,595
35	Annaly Mortgage Management ^
	Expiration April 2013, Exercise Price $17.00	10,850
22	Ashford Hospitality Trust ^
	Expiration December 2012, Exercise Price $7.50	220
12	AstraZeneca PLC ^
	Expiration January 2013, Exercise Price $45.00	300
15	BCE Inc. ^
	Expiration June 2013, Exercise Price $40.00	2,175
5	British America Tobacco ADR ^
	Expiration March 2013, Exercise Price $100.00	200
6	British Land Company plc ^
	Expiration March 2013, Exercise Price $520.00	865
10	Centrica PLC ^
	Expiration June 2013, Exercise Price $300.00	1,322
20	CenturyLink Inc. ^
	Expiration April 2013, Exercise Price $39.00	4,900
16	Cliffs Natural Resources Inc. ^
	Expiration July 2013, Exercise Price $31.00	9,920
23	Colony Financial Inc. ^
	Expiration December 2012, Exercise Price $17.50	11,270
18	Comcast Corp. ^
	Expiration April 2013, Exercise Price $35.00	2,232
25	Consolidated Communications ^
	Expiration April 2013, Exercise Price $15.00	2,875
37	Convergys Corporation ^
	Expiration January 2013, Exercise Price $15.00	1,295
55	Deutsche Telekom AG ^
	Expiration September 2013, Exercise Price $8.50	7,083
8	Duke Energy Corporation ^
	Expiration July 2013, Exercise Price $60.00	1,720
See accompanying notes to financial statements.
Crow Point Hedged Global Equity Income Fund
Portfolio of Investments (Unaudited) (Continued)
November 30, 2012
Contracts		Value
	PURCHASED PUT OPTIONS - 4.8% ** (Cont.)
4	Elisa Oyj ^
	Expiration December 2012, Exercise Price $15.00	$ 5
5	Eni SPA ^
	Expiration March 2013, Exercise Price $17.00	1,117
55	France Telecom SA ^
	Expiration September 2013, Exercise Price $8.00	6,010
28	GDF Suez ^
	Expiration September 2013, Exercise Price $17.00	5,573
25	General Electric Company ^
	Expiration March 2013, Exercise Price $22.00	4,125
8	Glaxosmithkline PLC ADR ^
	Expiration May 2013, Exercise Price $43.00	2,040
23	Golar LNG Ltd. ^
	Expiration June 2013, Exercise Price $35.00	6,095
26	Hatteras Financial Corp. ^
	Expiration May 2013, Exercise Price $29.00	9,880
27	Intel Corporation ^
	Expiration April 2013, Exercise Price $23.00	10,125
23	Invesco Mortgage Capital ^
	Expiration April 2013, Exercise Price $20.00	2,760
33	iShares ^
	Expiration January 2013, Exercise Price $23.00	825
45	iShares ^
	Expiration January 2013, Exercise Price $30.00	10,125
7	Lockheed Martin Corporation ^
	Expiration March 2013, Exercise Price $90.00	1,820
2	Mastercard Inc. Cl. A ^
	Expiration April 2013, Exercise Price $470.00	3,730
18	Microchip Technology, Inc. ^
	Expiration July 2013, Exercise Price $30.00	4,500
6	National Grid PLC ^
	Expiration March 2013, Exercise Price $680.00	1,058
42	New York Community Bancorp ^
	Expiration July 2013, Exercise Price $13.00	4,410
21	Omega Healthcare Investors ^
	Expiration March 2013, Exercise Price $22.50	1,680
7	Philip Morris International ^
	Expiration December 2012, Exercise Price $87.50	350
11	Raytheon Company ^
	Expiration May 2013, Exercise Price $55.00	2,497
15	Reynolds American Inc. ^
	Expiration May 2013, Exercise Price $44.00	3,975
3	Scottish & Southern Energy ^
	Expiration March 2013, Exercise Price $1,300.00	553
25	Seacube Container Leasing ^
	Expiration February 2013, Exercise Price $17.50	2,125
23	Seadrill Ltd. ^
	Expiration April 2013, Exercise Price $39.00	7,360
12	Snam Rete Gas SpA ^
	Expiration June 2013, Exercise Price $3.40	3,731
40	Suez Environment Co. ^
	Expiration September 2013, Exercise Price $8.00	4,787
29	Suez Environment Co. ^
	Expiration December 2012, Exercise Price $9.20	2,867
40	Telefonica S.A. ^
	Expiration June 2013, Exercise Price $13.00	4,000
5	Terna Spa ^
	Expiration June 2013, Exercise Price $2.90	4,328
See accompanying notes to financial statements.
Crow Point Hedged Global Equity Income Fund
Portfolio of Investments (Unaudited) (Continued)
November 30, 2012
Contracts		Value
	PURCHASED PUT OPTIONS - 4.8% ** (Cont.)
1	Terna Spa ^
	Expiration December 2012, Exercise Price $2.60	$ 3
5	United Utilities Group PLC ^
	Expiration March 2013, Exercise Price $680.00	2,384
11	Veolia Environement ^
	Expiration March 2013, Exercise Price $9.20	1,645
30	Veolia Environement ^
	Expiration June 2013, Exercise Price $8.00	3,824
7	Veolia Environement ^
	Expiration December 2012, Exercise Price $9.60	1,156
7	Visa Inc. ^
	Expiration June 2013, Exercise Price $140.00	4,431
23	Vodafone Group PLC (New) ^
	Expiration July 2013, Exercise Price $25.00	3,565
48	Windstream Corp. ^
	Expiration February 2013, Exercise Price $10.00	7,728

	TOTAL PURCHASED PUT OPTIONS (Premiums paid - $223,015)	197,009
Shares
	SHORT-TERM INVESTMENTS - 6.2%
	MONEY MARKET FUND - 6.2%
255,641	HighMark 100% US Treasury Money Market Fund, 0.00% +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $255,641)	255,641

	TOTAL INVESTMENTS - 97.9% (Cost - $4,080,075) (a)	$ 4,054,190
	OTHER ASSETS LESS LIABILITIES - 2.1%	87,981
	NET ASSETS - 100.0%	$ 4,142,171

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including options written, is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 137,537
	Unrealized depreciation	(156,254)
	Net unrealized depreciation	$ (18,717)
See accompanying notes to financial statements.
Crow Point Hedged Global Equity Income Fund
Portfolio of Investments (Unaudited) (Continued)
November 30, 2012
Contracts		Value
	CALL OPTIONS WRITTEN **
7	Altria Group Inc. ^
	Expiration December 2012, Exercise Price $34.00	$ 231
2	British America Tobacco ADR ^
	Expiration December 2012, Exercise Price $110.00	20
10	Cablevision Systems Corp. ^
	Expiration March 2013, Exercise Price $18.00	50
6	Comcast Corp. ^
	Expiration December 2012, Exercise Price $37.00	420
16	Convergys Corporation ^
	Expiration January 2013, Exercise Price $17.50	160
4	Elisa Oyj ^
	Expiration December 2012, Exercise Price $18.00	5
4	Eni SPA ^
	Expiration December 2012, Exercise Price $18.50	371
4	GDF Suez ^
	Expiration December 2012, Exercise Price $19.00	21
4	Golar LNG Ltd. ^
	Expiration December 2012, Exercise Price $40.00	220
15	Golar LNG Ltd. ^
	Expiration December 2012, Exercise Price $45.00	150
6	Lockheed Martin Corporation ^
	Expiration December 2012, Exercise Price $92.50	1,260
1	Mastercard Inc. Cl. A ^
	Expiration December 2012, Exercise Price $490.00	924
2	National Grid PLC ^
	Expiration December 2012, Exercise Price $720.00	80
3	Omega Healthcare Investors ^
	Expiration March 2013, Exercise Price $25.00	15
18	Omega Healthcare Investors ^
	Expiration December 2012, Exercise Price $25.00	90
6	Snam Rete Gas SpA ^
	Expiration December 2012, Exercise Price $3.70	1
32	Suez Environment Co. ^
	Expiration December 2012, Exercise Price $10.00	42
1	Terna Spa ^
	Expiration December 2012, Exercise Price $3.00	58
7	Veolia Environement ^
	Expiration December 2012, Exercise Price $13.00	9
2	Visa Inc. ^
	Expiration December 2012, Exercise Price $150.00	488
5	Vodafone Group PLC (New) ^
	Expiration April 2013, Exercise Price $31.00	25
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $11,808) (a)	$ 4,640

* Subject to written call option.
> Security is pledged as collateral for options written.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
^ Non-income producing.
+ Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2012.

See accompanying notes to financial statements.

Crow Point Hedged Global Equity Income Fund
Statement Of Assets and Liabilities (Unaudited)
November 30, 2012

ASSETS
Investment securities:
At cost	$ 4,080,075
At value	$ 4,054,190
Deposit with broker	52,010
Foreign currency, at value (Cost $89,923)	90,655
Receivable for securities sold	31,631
Dividends and interest receivable	13,334
Receivable due from advisor	18,271
Prepaid expenses and other assets	4,760
TOTAL ASSETS	4,264,851

LIABILITIES
Due to Custodian	7,680
Options written, at value (Premiums received $11,808)	4,640
Options contracts purchase	5,957
Payable for Fund shares repurchased	23,882
Payable for investments purchased	64,241
Distribution (12b-1) fees payable	1,129
Fees payable to other affiliates	544
Accrued expenses and other liabilities	14,607
TOTAL LIABILITIES	122,680
NET ASSETS	$ 4,142,171

NET ASSETS CONSIST OF:
Paid in capital	$ 4,121,778
Accumulated net investment income	32,020
Accumulated net realized gain from security transactions, options contracts,
forward foreign currency exchange contracts and currency translations	6,334
Net unrealized depreciation of investments, options contracts and
currency translations	(17,961)
NET ASSETS	$ 4,142,171

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 4,142,171
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	410,141
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$ 10.10
Maximum offering price per share (maximum sales charge of 5.25%)	$ 10.66

(a) Redemptions made within 60 days of purchases may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Crow Point Hedged Global Equity Income Fund
Statement of Operations (Unaudited)
For the Period Ended November 30, 2012 (a)

INVESTMENT INCOME
Interest	$ 10
Dividends	49,724
Less: Foreign withholding taxes	(2,310)
TOTAL INVESTMENT INCOME	47,424

EXPENSES
Investment advisory fees	10,996
Distribution (12b-1) fees: Class A	3,124
Administrative services fees	18,446
Accounting services fees	10,958
Shareholder reporting expenses	9,402
Transfer agent fees	9,265
Audit fees	7,316
Compliance officer fees	6,654
Custodian fees	4,884
Registration fees	3,057
Legal fees	2,972
Trustees fees and expenses	2,439
Insurance expense	40
Other expenses	975
TOTAL EXPENSES	90,528

Plus: Fees waived/reimbursed by the Advisor	(75,124)

NET EXPENSES	15,404

NET INVESTMENT INCOME	32,020

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	32,049
Written options	732
Options purchased	(29,263)
Forward foreign currency exchange contracts	(37)
Foreign currency transactions	2,853
6,334

Net change in unrealized appreciation (depreciation) of:
Investments	122
Written options	7,168
Options purchased	(26,006)
Foreign currency translations	755
(17,961)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(11,627)

NET INCREASE IN NET ASSETS	$ 20,393

(a) The Crow Point Hedged Global Equity Income Fund commenced operations on June 1, 2012.

See accompanying notes to financial statements.

Crow Point Hedged Global Equity Income Fund
Statement of Changes in Net Assets

Period Ended
November 30, 2012 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$ 32,020
Net realized gain from investments, options
and foreign currency transactions	6,334
Net change in unrealized appreciation (depreciation) on investments,
options and foreign currency	(17,961)
Net increase in net assets resulting from operations	20,393

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	4,202,153
Redemption fee proceeds	62
Payments for shares redeemed	(80,437)
Net increase in net assets from shares of beneficial interest	4,121,778

TOTAL INCREASE IN NET ASSETS	4,142,171

NET ASSETS
Beginning of Period	-
End of Period*	$ 4,142,171
*Includes undistributed net investment income of:	$ 32,020

SHARE ACTIVITY
Class A:
Shares Sold	418,151
Shares Redeemed	(8,010)
Net increase in shares of beneficial interest outstanding	410,141

(a) The Crow Point Hedged Global Equity Income Fund commenced operations on June 1, 2012.

See accompanying notes to financial statements.

Crow Point Hedged Global Equity Income Fund
Financial Highlights (Unaudited)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
November 30, 2012 (1)
(Unaudited)
Class A
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment gain (2)	0.13
Net realized and unrealized
gain on investments	(0.03)
Total from investment operations	0.10

Paid-in-Capital From Redemption Fees (3)	0.00

Net asset value, end of period	$ 10.10

Total return (4,5)	1.00%

Net assets, at end of period (000s)	$ 4,142

Ratio of gross expenses to average
net assets (6,7)	7.35%
Ratio of net expenses to average
net assets (7)	1.25%
Ratio of net investment income
to average net assets (7)	2.60%

Portfolio Turnover Rate (5)	38%

(1) The Crow Point Hedged Global Equity Income Fund commenced operations on June 1, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Not Annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized.

See accompanying notes to financial statements.

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)

 1.

ORGANIZATION

The Crow Point Hedged Global Equity Income Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company.  The investment objective of the Fund is to seek income with long-term growth of capital.

The Fund currently offers Class A shares at net asset value plus a maximum sales charge of 5.25%.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)(Continued)

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)(Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of November 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,044,227	$ -	$ -	$ 3,044,227
Preferred Stock	557,313	-	-	557,313
Purchased Put Options	197,009	-	-	197,009
Short-Term Investments	255,641	-	-	255,641
Total	$ 4,054,190	$ -	$ -	$ 4,054,190

Liabilities*	Level 1	Level 2	Level 3	Total
Call Options Written	$ 4,640	$ -	$ -	$ 4,640
Total	$ 4,640	$ -	$ -	$ 4,640

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund’s policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective.

Options – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.   When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability.  The liability is thereafter valued to reflect the current value of the option.  If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished.  Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes.  If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)(Continued)

the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.  When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

The risk in writing a call option is that the Fund may forgo the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss is reduced by the amount of option premium received.  The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss is reduced by the amount of option premium received.  Generally, option transactions also involve risks concerning liquidity of the options market.  An illiquid market for an option may limit the Fund’s ability to write options or enter closing transactions.  As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments.   However, the Fund is not aware of any tax positions for

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)(Continued)

which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid annually.  The Fund will declare and pay net realized capital gains, if any, annually.  Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Crow Point Partners, LLC serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.

Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.88% of the average daily net assets of the Fund.  For the period ended November 30, 2012, the Adviser earned advisory fees of $10,996.

The Adviser has contractually agreed, at least until September 30, 2013, to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses of the Fund do not exceed 1.25% of the Fund’s average daily net assets for Class A shares.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.25% of average daily net assets attributable to Class A shares, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.25% of average daily net assets for Class A shares. If Fund Operating Expenses attributable to Class A shares subsequently exceed 1.25% per annum of the average daily net assets, the reimbursements shall be suspended. During the period ended November 30, 2012, the Adviser has reimbursed $75,124 in expenses to the Fund.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)(Continued)

Distributor - The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund is permitted to pay 0.25% per year of its average daily net assets of Class A shares for such distribution and shareholder service activities.  For the period ended November 30, 2012, the Class A shares incurred $3,124 in distribution fees.

Trustees - Effective October 2012 each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $4,000, allocated to all Funds in the trust, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the beginning of each calendar quarter. The Audit Committee Chairman receives a $4,000 additional annual fee.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Prior to October 2012, each Trustee who is not affiliated with the Trust or Adviser received a quarterly fee of $2,000, as well as reimbursement for any reasonable expenses incurred attending the meetings, which was paid at the beginning of each calendar quarter. The Trust does not have a bonus, profit sharing, pension or retirement plan

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended November 30, 2012 amounted to $4,494,888 and $917,788, respectively.

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)(Continued)

5.

OPTION CONTRACTS

During the period ended November 30, 2012, the Fund’s change in unrealized depreciation and realized loss on option contracts subject to equity price risk amounted to $18,838 and $28,531, respectively which serves as an indicator of the volume of derivative activity for the Fund during the period.

The number of option contracts written and the premiums received by the Fund during the period ended November 30, 2012 were as follows:

	Options Written
	Contracts	Premium
Outstanding at June 1, 2012	-	$ -
Options written	(826)	(58,662)
Options exercised	34	4,913
Options expired	161	7,374
Options closed	476	34,567
Outstanding at November 30, 2012	(155)	$ (11,808)

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations - The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of November 30, 2012:

Location on the Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity Contracts	Investment Securities, at fair value	Options written, at fair value
Equity Contracts	Net realized loss from options purchased	Net realized gain from written options
Equity Contracts	Net unrealized depreciation from options purchased	Unrealized appreciation on written options
Currency Contracts	Net realized loss on forward foreign currency contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of November 30, 2012.

Asset Derivatives Investment Fair Value
	Equity	Total as of November 30, 2012
Options Purchased	$ 197,009	$ 197,009

Liability Derivatives Investment Fair Value
	Equity	Total as of November 30, 2012
Options Written	$ 4,640	$ 4,640

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)(Continued)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended November 30, 2012:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency Rate Contracts	Net realized gain (loss) from forward foreign currency exchange contracts
Net realized gain (loss) from options purchased Net realized gain (loss) from options written
Net change in unrealized appreciation/depreciation from forward foreign currency contracts
Net change in unrealized appreciation/depreciation from options purchased
Net change in unrealized appreciation/depreciation from options written

The following is a summary of the Fund’s realized and unrealized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the period ended November 30, 2012:

Net Change in unrealized gain/(loss) on derivatives recognized in the Statement of Operations
Derivative Investment Type	Equity	Total for the Period Ended November 30, 2012
Options Purchased	$ (26,006)	$ (26,006)
Options Written	7,168	7,168
	$ (18,838)	$ (18,838)

Realized gain/(loss) on derivatives recognized in the Statement of Operations
Derivative Investment Type	Currency	Equity	Total for the Period Ended November 30, 2012
Options Purchased	$ -	$ (29,263)	$ (29,263)
Options Written	-	732	732
Forward Foreign Currency Contracts	(37)	-	(37)
	$ (37)	$ (28,531)	$ (28,568)

The contracts in the table in Note 5 are an indication of volume in the Fund’s derivative activity.

6.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs.  For the period ended November 30, 2012, the Fund assessed $62 in redemption fees.

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)(Continued)

7.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

8.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Crow Point Hedged Global Equity Income Fund

Expense Example (Unaudited)

November 30, 2012

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/1/12)	Ending Account Value (11/30/12)	Expenses Paid During the Period* (6/1/12 to 11/30/12)
Actual Class A	$ 1,000.00	$ 1,010.00	$ 6.30
	Beginning Account Value (6/1/12)	Ending Account Value (11/30/12)	Expenses Paid During the Period* (6/1/12 to 11/30/12)
Hypothetical (5% return before expenses) Class A	$ 1,000.00	$ 1,018.80	$ 6.33

*Expenses Paid During the Period are equal to Fund’s annualized expense ratio of 1.25% for Class A multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

Crow Point Hedged Global Equity Income Fund

Additional Information (Unaudited)

November 30, 2012

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Special meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on March 6, 2012, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Crow Point Hedged Global Equity Income Fund (the “Fund”) and Crow Point Partners, LLC (“Crow Point”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund.  The materials also included due diligence materials relating to Crow Point (including due diligence questionnaires completed by Crow Point, Crow Point’s Forms ADV, select financial information of Crow Point, bibliographic information regarding Crow Point’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of information provided by Crow Point, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund.  The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by Crow Point related to the proposed Investment Advisory Agreement with the Trust, including a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process.  The Board then discussed the extent of Crow Point’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board considered Crow Point’s specific responsibilities in all aspects of day-to-day management of the Fund.  Additionally, the Board received satisfactory responses from the representatives of Crow Point with respect to a series of important questions, including: whether Crow Point was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether the Crow Point has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the descriptions provided by Crow Point of its practices for monitoring compliance with the Fund’s investment limitations, noting that Crow Point’s CCO periodically reviews the portfolio managers’ performance of their duties with respect to the Fund to ensure compliance under Crow Point’s compliance program.  The Board then reviewed the capitalization of Crow Point based on financial information and other materials provided by Crow Point and discussed such materials with Crow Point.  The Board concluded that Crow Point was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund.  The Board also concluded that Crow Point had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Crow Point were satisfactory and reliable.

Performance.   As the Fund is newly formed and Crow Point does not manage any other fund or separate account in the same strategy as the Fund, the Board was not able to consider the past performance of Crow Point in its evaluation.

Crow Point Hedged Global Equity Income Fund

Additional Information (Unaudited)(Continued)

November 30, 2012

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by Crow Point, the Board reviewed and discussed a comparison of management fees and total operating expense data and reviewed the Fund’s advisory and overall expenses compared to a peer group comprised of funds constructed by Crow Point with similar investment objectives and strategies and of similar size.  The Board also considered any fall-out benefits likely to accrue to Crow Point or its affiliates from its relationship with the Fund.  The Board reviewed the contractual arrangements for the Fund, including a proposed operating expense limitation agreement pursuant to which Crow Point had agreed to waive or limit its management fee and/or reimburse expenses and to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.25%, 1.00%, and 1.00%, of the Fund’s average net assets, for Class A, Class I, and Class R shares, respectively, at least until September 30, 2013 and found such arrangements to be beneficial to shareholders.  The Board concluded that, based on the experience, expertise, and services to be provided to the Fund by Crow Point, the fees to be charged by Crow Point were reasonable.

Profitability.   The Board also considered the level of profits that could be expected to accrue to Crow Point with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of Crow Point provided by Crow Point.  With respect to Crow Point, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from Crow Point’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed Crow Point’s expectations for growth of the Fund and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from Crow Point as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

Privacy Policy

                                               Rev. October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

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Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7940 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7940.

Investment Adviser

Crow Point Partners, LLC

10 New Driftway, Suite 203

Scituate, MA 02066

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

2/5/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

2/5/13

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

2/5/13